STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Unaudited) - CAD	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscriptions Received in Advance [Member]	Cumulative Translation Adjustment [Member]	Deficit [Member]	Total
Beginning Balance at Jul. 31, 2014	CAD 793	CAD 337,716		CAD (49,161)	CAD (1,070,770)	CAD (781,422)
Beginning Balance (Shares) at Jul. 31, 2014	792,518
Shares issued for cash	CAD 6,000	204,000				210,000
Shares issued for cash (Shares)	6,000,002
Shares issued for debt	CAD 31,505	616,152				647,657
Shares issued for debt (Shares)	31,504,677
Cumulative translation adjustments				(117,502)		(117,502)
Warrants exercised						0
Share-based payments						0
Loss for the period					(132,733)	(132,733)
Ending Balance at Jul. 31, 2015	CAD 38,298	1,157,868		(166,663)	(1,203,503)	(174,000)
Ending Balance, in shares at Jul. 31, 2015	38,297,197
Beginning Balance at Jul. 31, 2014	CAD 793	337,716		(49,161)	(1,070,770)	(781,422)
Beginning Balance (Shares) at Jul. 31, 2014	792,518
Loss for the period						(132,733)
Ending Balance at Jul. 31, 2016	CAD 32,867	2,475,194		(166,663)	(1,836,969)	504,429
Ending Balance, in shares at Jul. 31, 2016	32,866,261
Beginning Balance at Jul. 31, 2015	CAD 38,298	1,157,868		(166,663)	(1,203,503)	(174,000)
Beginning Balance (Shares) at Jul. 31, 2015	38,297,197
Beginning Balance, in shares at Jul. 31, 2015	38,297,197
Shares issued for cash	CAD 6,050	598,950				605,000
Shares issued for cash (Shares)	6,050,000
Shares surrender and cancellation	CAD (13,000)	13,000
Shares surrender and cancellation, in shares	(13,000,186)
Share issuance costs		(124,403)				(124,403)
Share-based payments		369,006				369,006
Loss for the period					(489,132)	(489,132)
Ending Balance at Jan. 31, 2016	CAD 31,348	2,014,421		(166,663)	(1,692,635)	186,471
Ending Balance, in shares at Jan. 31, 2016	31,347,011
Beginning Balance at Jul. 31, 2015	CAD 38,298	1,157,868		(166,663)	(1,203,503)	(174,000)
Beginning Balance (Shares) at Jul. 31, 2015	38,297,197
Beginning Balance, in shares at Jul. 31, 2015	38,297,197
Shares issued for cash	CAD 6,069	600,856				606,925
Shares issued for cash (Shares)	6,069,250
Shares surrender and cancellation	CAD (13,000)	13,000
Shares surrender and cancellation, in shares	(13,000,186)
Shares issued for mineral property	CAD 1,500	238,500				240,000
Shares issued for mineral property, in shares	1,500,000
Warrants exercised						1,925
Warrants issued for mineral property		223,031				223,031
Share issuance costs		(127,067)				(127,067)
Share-based payments		369,006				369,006
Loss for the period					(633,466)	(633,466)
Ending Balance at Jul. 31, 2016	CAD 32,867	2,475,194		(166,663)	(1,836,969)	504,429
Ending Balance, in shares at Jul. 31, 2016	32,866,261
Beginning Balance at Jan. 31, 2016	CAD 31,348	2,014,421		(166,663)	(1,692,635)	186,471
Beginning Balance, in shares at Jan. 31, 2016	31,347,011
Shares issued for cash	CAD 19	1,906				1,925
Shares issued for cash (Shares)	19,250
Shares issued for mineral property	CAD 1,500	238,500				240,000
Shares issued for mineral property, in shares	1,500,000
Warrants issued for mineral property		223,031				223,031
Share issuance costs		(2,664)				(2,664)
Loss for the period					(144,334)	(144,334)
Ending Balance at Jul. 31, 2016	CAD 32,867	2,475,194		(166,663)	(1,836,969)	504,429
Ending Balance, in shares at Jul. 31, 2016	32,866,261
Beginning Balance (Shares) at Jul. 31, 2016	32,866,261
Shares issued for cash	CAD 22,839	4,567,811				4,590,650
Shares issued for cash (Shares)	22,839,500
Shares issued for mineral property	CAD 920	183,080				184,000
Shares issued for mineral property, in shares	920,000
Shares issued for compensation	CAD 400	59,600				60,000
Shares issued for compensation, in shares	400,000
Warrants exercised	CAD 272	26,936				27,208
Warrants exercised, in shares	272,080
Options exercised	CAD 400	59,600				60,000
Options exercised, in shares	400,000
Subscriptions received in advance			CAD 678,650			678,650
Share issuance costs		(240,478)				(240,478)
Share-based payments		1,010,064				1,010,064
Loss for the period					(3,285,186)	(3,285,186)
Ending Balance at Apr. 30, 2017	CAD 57,698	CAD 8,141,807	CAD 678,650	CAD (166,663)	CAD (5,122,155)	CAD 3,589,337
Ending Balance, in shares at Apr. 30, 2017	57,697,841					5,729,142